Long-Term Incentive Programs and Management remuneration (Details 1 Textuals) R$ in Thousands		12 Months Ended
	May 04, 2022 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares Number	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement		295,334	60,791	0
Expense related to the cash-based programs for certain officers and employees		R$ 3,955	R$ 45,618
“ILP 2” and “ILP3”
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan		24 months
Percentage of total granted RSU received in cash		50.00%
Reduced vesting period of share-based compensation plan	18 months
Restricted share units
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement | shares		295,334
Share-based compensation		R$ 2,164	R$ 1,069
Number of long-term incentive programs | Number		4
Restricted share units | “ILP 2” and “ILP3”
Long-Term Incentive Programs and Management remuneration
Expense related to the cash-based programs for certain officers and employees	R$ 616
Restricted share units | “ILP 4”
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan	28 months
Number of instruments granted in share-based payment arrangement | shares	240,000